INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 342	$ 306
Deferred tax liabilities	(3,230)	(2,761)
Net deferred tax (liability)	(2,888)	(2,455)	$ (3,107)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	36	27
Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	5	50
Foreign currency
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	12	0
Deferred tax liabilities	0	(5)
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	0	16
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	33	4
Deferred tax liabilities	0	(95)
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,086)	(2,511)
Investments in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(144)	(150)
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	54	47
Canada | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	54	79
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	78	63
Foreign countries | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 70	$ 20